Investment in Joint Ventures - Share of Results of Joint Ventures and Carrying Amount of Investment to Joint Ventures (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019
Disclosure of joint ventures [line items]
Additional investment in joint ventures			¥ 41,160
Eberspaecher Yuchai [member]
Disclosure of joint ventures [line items]
Additional investment in joint ventures	¥ 23,500	¥ 17,600